CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (138,061,944)
Forge Nano, Inc.
Operating activities:
Net loss	(32,550,000)	$ (21,922,000)	$ (43,174,000)	$ (26,984,000)
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Depreciation and amortization	1,405,000	1,396,000	2,822,000	1,354,000
Gain on reversal of provision for loss on contract	248,000	18,000	504,000	(2,000)
Amortization of debt discount	122,000	1,566,000	2,859,000	2,963,000
Loss on extinguishment of debt		3,891,000	3,841,000
Change in fair value of contingent consideration for Sundew ALD acquisition	998,000	694,000	748,000	811,000
Change in fair value of warrant liabilities	9,341,000	(645,000)	(640,000)	366,000
Amortization of noncash lease expense	1,491,000	782,000	2,315,000	429,000
Amortization of intangible assets	102,000	102,000	203,000	253,000
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accounts receivable	341,000	817,000	(344,000)	944,000
Contract assets - unbilled accounts receivable	(236,000)	(2,377,000)	(2,926,000)	(2,643,000)
Inventory	(850,000)	(1,131,000)	(1,092,000)	(150,000)
Prepaid expenses and other current assets	(249,000)	(398,000)	(544,000)	(157,000)
Deposits	(71,000)	(812,000)	(3,420,000)	(2,964,000)
Accounts payable	(694,000)	2,073,000	380,000	1,175,000
Deferred revenue	400,000	120,000	114,000	369,000
Accrued and other current liabilities	2,809,000	(332,000)	19,000	(209,000)
Operating lease liabilities	(109,000)	1,341,000	2,566,000	(364,000)
Net cash used in operating activities	(16,621,000)	(14,333,000)	(34,346,000)	(23,772,000)
Cash Flows from Investing Activities
Purchase of property and equipment	(10,715,000)	(3,052,000)	(882,000)	(12,553,000)
Net cash used in investing activities	(10,715,000)	(3,052,000)	(882,000)	(12,553,000)
Cash Flows from Financing Activities
Series D funding issuance costs	(1,614,000)	(667,000)	(845,000)
Proceeds from issuance of Series D convertible note	49,189,000	33,578,000	1,150,000	1,924,000
Proceeds from issuance of Series D preferred stock		1,150,000	39,973,000
Proceeds from options exercised	5,000		3,000
Net cash provided by financing activities	47,580,000	34,061,000	32,419,000	7,087,000
Net Decrease in Cash, Cash Equivalents, and Restricted Cash	20,244,000	16,676,000	(2,809,000)	(29,238,000)
Cash at beginning of period	9,429,000	12,238,000	12,238,000	41,476,000
Cash at end of period	29,673,000	28,914,000	9,429,000	12,238,000
Supplemental Disclosure of Noncash Operating, Investing and Financing Transactions
Non-cash portion of warrant exercise		104,000	104,000	918,000
Series D preferred stock receivables	1,151,000
Lease liabilities arising from obtaining right-of-use assets	(1,674,000)	59,079,000	59,079,000
Non-cash portion of conversion of convertible debt to Series D preferred stock		2,755,000	2,755,000
Fair value of Series D preferred stock in exchange for warrant exercise		3,158,000	3,158,000
Fair value of Series D preferred stock in exchange for debt forgiveness		2,000,000	2,000,000
Operating cash flows from operating leases	3,397,000	357,000	2,477,000	660,000
Forge Nano, Inc. | Employees
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	838,000	410,000	851,000	620,000
Forge Nano, Inc. | Board of directors
Adjustments to reconcile net loss to net cash, cash equivalents, and restricted cash used in operating activities:
Stock-based compensation	$ 43,000	$ 74,000	$ 572,000	$ 400,000